Consolidated Balance Sheets ¥ in Thousands, $ in Thousands	Mar. 31, 2020 USD ($)	Mar. 31, 2020 CNY (¥)	Mar. 31, 2019 CNY (¥)
Current assets
Cash and cash equivalents	$ 772,988	¥ 5,473,373	¥ 4,997,861
Accounts receivable, less allowance for doubtful accounts (March 31, 2019: RMB89,634; March 31, 2020: RMB111,869 (US$15,799))	14,723	104,251	96,923
Inventories	6,180	43,758	27,612
Prepaid expenses and other receivables	6,325	44,785	25,532
Total current assets	800,216	5,666,167	5,147,928
Property, plant and equipment, net	73,817	522,679	545,340
Operating lease right-of-use assets	642	4,548
Non-current deposits	49,057	347,360	236,719
Non-current accounts receivable, less allowance for doubtful accounts (March 31, 2019: RMB74,800; March 31, 2020: RMB71,421 (US$10,087))	22,600	160,031	104,857
Inventories	12,020	85,109	77,194
Intangible assets, net	13,109	92,823	97,444
Investments in equity securities at fair value	14,307	101,306	107,362
Other equity investment	26,710	189,129	189,129
Deferred tax assets	7,160	50,701	44,981
Total assets	1,019,638	7,219,853	6,550,954
Current liabilities
Accounts payable	2,823	19,992	33,566
Accrued expenses and other payables	16,099	113,989	79,977
Operating lease liabilities	242	1,717
Deferred revenue	56,879	402,751	461,986
Income tax payable	4,566	32,329	20,113
Total current liabilities	80,609	570,778	595,642
Non-current deferred revenue	323,376	2,289,762	2,108,442
Non-current operating lease liabilities	252	1,782
Other non-current liabilities	63,679	450,900	404,482
Deferred tax liabilities	2,562	18,140	19,626
Total liabilities	470,478	3,331,362	3,128,192
Shareholders' equity of Global Cord Blood Corporation
Ordinary shares - US$0.0001 par value, 250,000,000 shares authorized, 121,687,974 shares issued and 121,551,075 shares outstanding as of March 31, 2019 and 2020, respectively	12	83	83
Additional paid-in capital	296,801	2,101,582	2,101,582
Treasury stock, at cost (March 31, 2019 and 2020: 136,899 shares, respectively)	(398)	(2,815)	(2,815)
Accumulated other comprehensive losses	(13,369)	(94,663)	(88,738)
Retained earnings	265,215	1,877,940	1,407,223
Total equity attributable to Global Cord Blood Corporation	548,261	3,882,127	3,417,335
Non-controlling interests	899	6,364	5,427
Total equity	549,160	3,888,491	3,422,762
Commitments and contingencies
Total liabilities and equity	$ 1,019,638	¥ 7,219,853	¥ 6,550,954